Note 32 Interest income breakdown by origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Interest income by origin [Line Items]
Interest income on financial assets designated at fair value through profit or loss		€ 2,614	€ 3,250
Financial assets at fair value through other comprehensive income, income statements		1,659	2,138
Financial assets at amortised cost, income statements	[1]	23,679	24,832
Interest Income For Adjustment Interest On Accounting Coverage		389	339
Interest Income On Other Income		128	120
Interest income		28,468	30,680
Interest Income For Insurance Activity		€ 689	€ 696

[1]	(1) Includes interest on demand deposits at central banks and credit institutions.